Financial instruments - Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Abstract]
Cash	$ 9,716	$ 22,106	$ 42,714
Restricted cash	382	530
Trade and other receivables	3,743	5,499
Accounts payable and accrued liabilities (including non-current)	42,526	31,270
Total debt	$ 107,066	$ 92,280